Note 6: Inventories and Contracts in Progress (Tables)	12 Months Ended
Dec. 31, 2012
Notes to Consolidated Financial Statements [Abstract]
Inventory Table [Text Block]

(Dollars in millions)	2012	2011
Raw materials	$1,861	$1,321
Work-in-process	4,151	3,175
Finished goods	3,205	3,078
Contracts in progress	7,354	6,899
	16,571	14,473
Less:
Progress payments, secured by lien, on U.S. Government contracts	(274)	(422)
Billings on contracts in progress	(6,760)	(6,254)
	$9,537	$7,797